Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands		Mar. 31, 2025	Mar. 31, 2024
Schedule of Trade and Other Receivables [Line Items]
Trade receivables – third parties	[1]	$ 7,833	$ 6,872
Less: Impairment losses		(283)	(279)
Total		7,550	6,593
Other receivables – third parties	[2]	26	31
Deposits – third parties		209	70
Advances to contract manufacturers – third parties		2,369	5,350
Total		2,856	5,611
Total trade and other receivables		10,406	12,204
Charge for the financial year		4	236
Third Parties [Member]
Schedule of Trade and Other Receivables [Line Items]
Prepayments – third parties	[3]	252	89
Related Parties [Member]
Schedule of Trade and Other Receivables [Line Items]
Prepayments – third parties			$ 71

[1]	Trade receivables are non-interest bearing and the normal credit terms granted by the Company is 30 to 90 days (2023: 30 to 90 days). They are recognized at their original invoice amounts, which represent their fair values on initial recognition.
[2]	Other receivables from third parties consist mainly of advances to contract manufacturers. The Company expected to be offset with contract manufacturers charges in the next 12 months.
[3]	Prepayments from third parties consist mainly of the cost of installation of Enterprise Resource Planning (ERP) system and prepaid insurances.